PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure Of Property, Plant and Equipment Abstract [Abstract]
Schedule of Disclosure of Detailed Information About Property, Plant and Equipment

	Leasehold improvements	Machinery and equipment	Rolling stock	Computer equipment	Furniture and office equipment	Production moulds	Master patterns and templates	Prototypes	Building	Construction in progress		Total
	$	$	$	$	$	$	$	$	$	$		$
GROSS CARRYING AMOUNT
Balance at January 1, 2023	52,688,714	58,166,555	2,531,772	7,470,595	1,010,711	3,304,058	1,327,362	202,172	—	42,110,058		168,811,997
Additions	16,166,380	22,470,851	3,728,406	2,132,104	2,484,595	1,189,208	180,450	4,273,619	11,984,946	4,518,943		69,129,502
Additions - Borrowing costs (Note 18)	—	1,371,166	—	—	—	—	—	—	1,359,161	—		2,730,327
Transfers	894,216	—	—	—	—	—	—	—	43,592,543	(44,486,759)		—
Disposals and write-offs	—	(1,487,289)	(28,205)	—	(184,839)	(353,564)	—	(139,531)	(23,813,344)	—		(26,006,772)
Impairment[a]	—	(1,025,686)	(291,420)	—	—	—	—	(308,346)	—	—		(1,625,452)
Foreign currency translation adjustment	(42,698)	798,124	45,625	140,834	21,963	74,452	30,288	65,399	753,451	487,652	—	2,375,090
Balance at December 31, 2023	69,706,612	80,293,721	5,986,178	9,743,533	3,332,430	4,214,154	1,538,100	4,093,313	33,876,757	2,629,894		215,414,692
ACCUMULATED DEPRECIATION
Balance at January 1, 2023	2,814,583	1,840,519	437,616	1,464,667	146,952	1,073,708	139,988	137,636	—	—		8,055,669
Depreciation	2,347,584	3,267,855	1,449,581	1,001,617	218,077	1,470,615	170,750	894,363	—	—		10,820,442
Disposals and write-offs	—	(1,487,289)	(43,763)	—	(184,839)	(273,951)	—	(102,980)	—	—		(2,092,822)
Impairment[a]	—	(38,301)	(99,210)	—	—	—	—	(68,521)	—	—		(206,032)
Foreign currency translation adjustment	92,418	58,560	9,091	51,767	3,063	58,253	7,052	20,548	—	—		300,752
Balance at December 31, 2023	5,254,585	3,641,344	1,753,315	2,518,051	183,253	2,328,625	317,790	881,046	—	—		16,878,009
Carrying amount December 31, 2023	64,452,027	76,652,377	4,232,863	7,225,482	3,149,177	1,885,529	1,220,310	3,212,267	33,876,757	2,629,894		198,536,683
GROSS CARRYING AMOUNT
Balance at January 1, 2022	17,054,605	6,421,141	1,308,726	2,992,982	513,344	1,462,683	965,937	78,709	—	5,301,919		36,100,046
Additions	35,455,356	52,807,971	1,317,358	4,745,673	529,882	1,978,942	433,228	135,627	—	38,118,683		135,522,720
Additions - Borrowing Costs	—	515,919	—	—	—	—	—	—	—	1,034,749		1,550,668
Transfer	462,435	67,455	—	—	—	—	—	—	—	(529,890)		—
Disposal	—	—	(83,130)	—	—	—	—	—	—	—		(83,130)
Foreign currency translation adjustment	(283,682)	(1,645,931)	(11,182)	(268,060)	(32,515)	(137,567)	(71,803)	(12,164)	—	(1,815,403)		(4,278,307)
Balance at December 31, 2022	52,688,714	58,166,555	2,531,772	7,470,595	1,010,711	3,304,058	1,327,362	202,172	—	42,110,058		168,811,997
ACCUMULATED DEPRECIATION
Balance at January 1, 2022	1,618,691	343,839	224,406	758,100	96,809	246,449	64,885	78,709	—	—		3,431,888
Depreciation	1,339,208	1,581,078	278,078	781,479	57,878	864,400	81,543	54,428	—	—		5,038,092
Disposal	—	—	(58,142)	—	—	—	—	—	—	—		(58,142)
Foreign currency translation adjustment	(143,316)	(84,398)	(6,726)	(74,912)	(7,735)	(37,141)	(6,440)	4,499	—	—		(356,169)
Balance at December 31, 2022	2,814,583	1,840,519	437,616	1,464,667	146,952	1,073,708	139,988	137,636	—	—		8,055,669
Carrying amount December 31, 2022	49,874,131	56,326,036	2,094,156	6,005,928	863,759	2,230,350	1,187,374	64,536	—	42,110,058		160,756,328

Schedule of Disclosure of depreciation
Depreciation was recognized as follows in the consolidated statements of earnings (loss) and comprehensive loss:

	2023	2022
	$	$
Cost of sales	6,028,565	2,581,448
Administrative expenses	3,986,583	2,456,644
Selling expenses	805,294	—
	10,820,442	5,038,092